Accounts payable (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Accounts payable
Payable to a supplier of virtual simulation software	$ 115,425	$ 0
Payable to a copyright supplier	110,090	0
Payable to accessories suppliers	23,571	10,025
Accounts Payable, Current, Total	$ 249,086	$ 10,025